INCOME TAX - Schedule of reconciliation of tax credit (expense) at statutory rate to actual credit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of tax charge
Profit, (loss) before taxation	$ (12,012)	$ 14,987	$ 23,078
Profit, (loss) multiplied by standard rate of tax in The Netherlands	3,099	(3,866)	(5,770)
Effects of:
Tax rate in other jurisdictions	1,123	554	307
Non-taxable income	6	2,680	370
Non deductible expenses	(266)	(7)	(99)
Share based payments	(2,022)	(531)	(2,475)
Adjustments of prior periods	168	15	655
Change in statutory applicable tax rate	0	(1)	555
Other	(644)	(157)	(625)
Income tax expense	$ 1,464	$ (1,313)	$ (7,082)